U.S. Global Investors Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
January 22, 2021
EDGAR FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re: U.S. Global Investors Funds (the “Trust” or “Registrant”)
File Nos. 002-35439/811-01800
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 15, 2021 to the Investor Class Shares Prospectus dated May 1, 2020, as supplemented July 1, 2020, for the Emerging Europe Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 15, 2021 (Accession Number: 0001387131-21-000857)
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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